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The Institutional U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
Investment Objective
The investment objective of The Institutional U.S. Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Institutional U.S. Equity Portfolio HC Strategic Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Institutional U.S. Equity Portfolio HC Strategic Shares
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.15%	[1]
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.28%	[2]
[1]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example	The Institutional U.S. Equity Portfolio HC Strategic Shares USD ($)
1 Year	$ 29
3 Years	90
5 Years	157
10 Years	$ 356

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 39% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will invest in equity securities of issuers of any capitalization. The Portfolio will also invest in equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. With respect to such real estate-related investments, the Portfolio's permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt ("junk bonds"). These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by

non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or ETFs. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. The Portfolio's Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Portfolio may be managed using an "active" investment approach and/or a "passive" investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio's benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio's assets at any given time.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser ("Specialist Manager"). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

Principal Investment Risks
Performance Bar Chart and Table

Performance. The chart and table below show how The Institutional U.S. Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's HC Strategic Shares before-tax return for the period from January 1, 2023 through September 30, 2023 (non-annualized) was 11.32%.

Best quarter:	2nd Qtr. 2020	24.10%
Worst quarter:	1st Qtr. 2020	-17.84%

Average Annual Total Returns(for the periods ended 12/31/22)
Average Annual Returns - The Institutional U.S. Equity Portfolio	1 Year	5 Years	10 Years
HC Strategic Shares	(21.39%)	10.40%	13.34%
After Taxes on Distributions | HC Strategic Shares	(22.37%)	6.84%	10.09%
After Taxes on Distributions and Sale of Fund Shares | HC Strategic Shares	(11.96%)	7.84%	10.28%
MSCI USA Index (reflects no deduction for fees, expenses or taxes)	(19.46%)	9.31%	12.45%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.